Warrant Liabilities - Schedule of warrant liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Warrant Liabilities [Line Items]
Opening balance	$ 5,733	$ 3,450
Issued	39,255
(Gain) Loss in revaluation of financial instruments	(44,271)	2,283
Ending balance	717	5,733
US$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Opening balance	3,186	1,917
Issued	0
(Gain) Loss in revaluation of financial instruments	(3,178)	1,269
Ending balance	8	3,186
USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Opening balance	2,547	1,533
Issued	0
(Gain) Loss in revaluation of financial instruments	(2,541)	1,014
Ending balance	6	2,547
August 2021 Underwritten Public Offering
Warrant Liabilities [Line Items]
Opening balance	0	0
Issued	39,255
(Gain) Loss in revaluation of financial instruments	(38,552)	0
Ending balance	$ 703	$ 0